Segment Information and Significant Customers (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Customers	Jun. 30, 2017 USD ($) Customers	Jun. 30, 2018 USD ($) Segments Customers	Jun. 30, 2017 USD ($) Customers	Dec. 31, 2017 USD ($) Segments Customers	Dec. 31, 2016 USD ($) Customers
Segment Information and Significant Customers (Textual)
Number of reportable segments | Segments			1		1
Accounts receivable due from the related party	$ 2,650	$ 2,078	$ 2,650	$ 2,078	$ 3,017	$ 543
Sales	$ 7,179	$ 3,568	$ 11,245	$ 9,987	$ 17,698	$ 13,673
Related party entity [Member]
Segment Information and Significant Customers (Textual)
Related party entity owned percentage	17.50%	17.50%	17.50%	17.50%
Accounts Receivable [Member]
Segment Information and Significant Customers (Textual)
Percent from major customers			66.00%		63.00%	71.00%
Number of major customers | Customers			3		3	2
Revenue [Member]
Segment Information and Significant Customers (Textual)
Percent from major customers	67.00%	49.00%	59.00%	60.00%	56.00%	56.00%
Number of major customers | Customers	2	2	2	2	3	3
Loan And Security Agreement [Member]
Segment Information and Significant Customers (Textual)
Related party entity owned percentage					22.50%
Sales					$ 3,390	$ 1,344